Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001558569
Document Type	S-1/A
Entity Registrant Name	iSpecimen Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-289725) of iSpecimen Inc. (the “Company”), originally filed with the Securities and Exchange Commission (the “Commission”) on August 20, 2025, and subsequently amended on August 25, 2025 and September 8, 2025, is being filed to revise and supplement the Registration Statement in response to comments of the Staff of the Commission contained in its letter dated September 22, 2025. Except as otherwise indicated, no other changes have been made to the Registration Statement.
Amendment Flag	true